Consolidated Balance Sheets (Unaudited) - USD ($)	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Current assets:
Cash and cash equivalents	$ 14,645,586	$ 10,113,706	$ 37,313,558
Marketable securities	2,991,770	12,408,940	0
Prepaid Expenses, Deposits, and Other Assets	767,530	112,406	510,015
Total current assets	18,404,886	22,635,052	37,823,573
Current liabilities:
Accounts payable	971,455	1,127,782	947,495
Accrued expenses and other current liabilities	1,154,475	1,289,554	1,980,189
Total liabilities	2,125,931	2,417,336	2,927,684
Stockholders’ Equity:
Common stock, $0.001 par value: 1,000,000,000 shares authorized: 2,039,557 and 2,038,185 shares issued and outstanding at December 31, 2022 and 2021, respectively	2,040	2,040	2,038
Additional paid-in capital	165,968,961	165,847,590	164,914,540
Accumulated other comprehensive loss	(3,123)	(35,375)	0
Accumulated deficit	(149,688,923)	(145,596,539)	(130,005,111)
Total stockholders' equity	16,278,955	20,217,716	34,911,467
Total liabilities and stockholders' equity	$ 18,404,886	$ 22,635,052	$ 37,839,151